STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive Income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 140		$ 334,337	$ 7	$ (270,965)	$ 63,519
Balance, shares at Dec. 31, 2016	51,131,534
Options exercised		[1]	201			201
Options exercised, shares	161,536
Stock-based compensation relating to options issued to non-employees			23			23
Stock-based compensation relating to options issued to employees and directors			2,610			2,610
Changes in other comprehensive income (loss) from foreign currency derivative contracts				10		10
Cumulative effect adjustment from adoption of ASU 2016-09			211		(211)
Net loss					(37,066)	(37,066)
Balance at Dec. 31, 2017	$ 140		337,382	17	(308,242)	$ 29,297
Balance, shares at Dec. 31, 2017	51,293,070					51,293,070
Options exercised	$ 2		543			$ 545
Options exercised, shares	587,502
Issuance of ordinary shares and warrants, net of issuance cost	$ 15		19,744			19,759
Issuance of ordinary shares and warrants, net of issuance cost, shares	5,316,457
Stock-based compensation relating to options issued to non-employees			157			157
Stock-based compensation relating to options issued to employees and directors			895			895
Changes in other comprehensive income (loss) from foreign currency derivative contracts				(17)		(17)
Net loss					(10,089)	(10,089)
Balance at Jun. 30, 2018	$ 157		$ 358,721		$ (318,331)	$ 40,547
Balance, shares at Jun. 30, 2018	57,197,029					57,197,029

[1]	Represents an amount lower than $ 1.